Financial Instruments and Risk Management - Schedule of Derivative Instruments Contracted (Parenthetical) (Details) $ in Millions	Dec. 31, 2023 R$ / $	Jul. 31, 2018 USD ($) R$ / $	Dec. 31, 2017 USD ($) R$ / $
Disclosure of detailed information about financial instruments [line items]
Derivative instrument asset, issued | $			$ 1,000
Derivative instrument floor per unit			3.25
Derivative instrument ceiling per unit			5
Derivative instrument coupon rate			9.25%
Derivative instrument average interest rate			150.49%
Derivative instrument additional asset, issued | $		$ 500
Derivative instrument additional floor per unit		3.85
Derivative instrument additional ceiling per unit		5
Derivative instrument additional coupon rate		9.25%
Derivative instrument additional average interest rate		125.52%
Maximum exchange rate, hedge instrument	5
Overs The Counters [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument coupon rate	9.25%
Derivative instrument average interest rate	152.01%
Overs The Counters 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument coupon rate	9.25%
Derivative instrument average interest rate	125.52%